Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities
The significant components of the Company’s deferred tax assets and liabilities from continuing operations are as follows:

	December 31, 2021 $	December 31, 2020 $
Deferred tax assets:
Vessels and equipment	15,653	17,707
Tax losses carried forward and disallowed finance costs (1)	96,008	108,869
Other	4,084	13,779
Total deferred tax assets	115,745	140,355
Deferred tax liabilities:
Other	6,054	18,596
Total deferred tax liabilities	6,054	18,596
Net deferred tax assets	109,691	121,759
Valuation allowance	(106,949)	(118,861)
Net deferred tax assets	2,742	2,898
(1)Substantially all of the Company's estimated net operating loss carryforwards of $470.5 million relate primarily to its U.K. and Norwegian subsidiaries and, to a lesser extent, to its Australian subsidiaries. The Company had estimated disallowed finance costs in Norway of approximately $15.0 million at December 31, 2021, which are available 10 years from the year the costs are incurred for offset against future taxable income in Norway.
Components of Provision for Income Taxes
The components of the provision for income tax recovery (expense) are as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Current	4,082	(6,756)	(18,581)
Deferred	881	1,197	735
Income tax recovery (expense)	4,963	(5,559)	(17,846)

Reconciliations of Income Tax Rates and Actual Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Net loss before taxes	(282,426)	(18,745)	(306,861)
Net loss not subject to taxes	(336,040)	(9,912)	(269,677)
Net income (loss) subject to taxes	53,614	(8,833)	(37,184)
At applicable statutory tax rates	12,476	(1,411)	(6,547)
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(13,870)	4,947	24,368
Other	(3,569)	2,023	25
Tax (recovery) expense related to the year	(4,963)	5,559	17,846

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company’s consolidated balance sheets:

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Balance of unrecognized tax benefits as at January 1	51,562	53,665	36,816
Increases for positions related to the current year	3,749	14,264	3,893
Increases for positions related to prior years	4,801	10,704	16,627
Decreases for positions related to prior years	—	(15,941)	(588)
Settlements with tax authority	—	(8,714)	—
Decreases related to statute of limitations	(12,753)	(2,910)	(2,546)
Foreign exchange (gain) loss	(403)	494	(537)
Balance of unrecognized tax benefits as at December 31	46,956	51,562	53,665